PRIVATE PLACEMENT (Details)				6 Months Ended	9 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) M	Dec. 31, 2021 USD ($) M
Subsidiary, Sale of Stock [Line Items]
Underwriting fees				$ 1,955,000	$ 1,955,000
Months to complete acquisition | M				12	12
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares			557,000
Price of warrants | $ / shares			$ 10.00
Aggregate purchase price	$ 5,570,000	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants			1,890,000
Underwriting fees			$ 0
Months to complete acquisition | M				12	12
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%